Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Other current assets	$ 63,412	$ 59,690
Accumulated deficit in joint ventures	$ 17,016	15,408
Amboy Aggregates [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Land sold	$ 29,729
Lower Main Street Development [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage	50.00%
TerraSea Environmental Solutions [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage	50.00%
Other current assets	$ 24,696	27,592
Accumulated deficit in joint ventures	17,016	14,271
Provision for losses to be assumed from joint venture	$ 2,634	$ 1,983